Income Taxes - Summary of Company's Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States	$ (63,661)	$ (36,004)
International	143	176
Loss before income taxes	$ (63,518)	$ (35,828)